ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE
Trade receivables	$ 9,598	$ 7,016	$ 4,722
Allowance for doubtful accounts	(364)	(500)	(199)
Total accounts receivable	$ 9,234	$ 6,516	$ 4,523